EMPLOYEE RIGHTS UPON RETIREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Contributions made to pension plan and other post retirement obligations	$ 117	$ 114	$ 147
Severance payment expenses	544	449	392
Contribution plan funding	320	314	312
Gain (loss) on pension and other post retirement benefit plans	30	$ 12	$ (78)
Expected insurance contribution, year ending December 31, 2017	440
Expected insurance contribution attributable to contribution plan	$ 330